Shareholder Report, Average Annual Return (Details) 191556_Distillate Intl Fundamental Stability - Value ETF_TF_TSR Annual {TF}	12 Months Ended	58 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Distillate International Fundamental Stability & Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Distillate Intl Fundamental Stability & Value ETF NAV
Average Annual Return, Percent	19.79%	6.64%
Morningstar Global Markets ex-US NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US NR USD
Average Annual Return, Percent	15.94%	7.65%